Bonds and Securities	12 Months Ended
Dec. 31, 2023
Bonds And Securities
Bonds and Securities

6.	Bonds and Securities

The Company holds securities that yield variable interest rates. The term of these securities ranges from 1 to 54 months from the end of the period, however, most of the balance is recorded in noncurrent assets as they refer to funds tied to the financial guarantee of long-term contracts.

Category	Index	12.31.2023	12.31.2022
Units in Funds (a)	CDI	410,012	353,454
Bank Deposit Certificates - CDB	96% to 101% of CDI	85,483	77,602
		495,495	431,056
	Current	4,763	93
	Noncurrent	490,732	430,963

Interbank Deposit Certificate - CDI

(a)	These are mostly reserve accounts intended for the fulfillment of contracts with the BNDES.